UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2003

Check here if Amendment [ ];               Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         CAZENOVE FUND MANAGEMENT LIMITED
                              12 Moorgate
                              London, England EC2R 6DA

Form 13F File Number:               028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            TOBY HENRY JOHN DE CARTERET HAMPDEN-ACTON
Title:           Compliance Officer
Phone:           +44 (0)20 7825 9031
Signature, Place, and Date of Signing:

/s/ TOBY HAMPDEN ACTON          London, England                14 July 2003
[Signature]                     [City, State]                  [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                                                         Form 13F SUMMARY PAGE




Report Summary:
Number of Other Included Managers:                                          0
Form 13F Information Table Entry Total:                                     88
Form 13F Information Table Value Total:                                $366,783
                                                                    (thousands)

List of Other Included Managers:
NONE

                        Cazenove Fund Management Limited
                           Form 13F Information Table


------------------------ ----------- ---------- ---------- -------- --------- --------- ----------  ---------- --------------------
    Name of issuer       Title of    CUSIP         Value   Shrs or   SH/PRN    Put/Call Investment  Other      Voting authority
                           class                 (x$1000)  prn amt                      discretion  managers
------------------------ ----------- ---------- ---------- -------- --------- --------- ----------  ---------- --------------------

                                                                                                               Sole    Shared   None
------------------------ ----------- ---------- ---------- -------- --------- --------- ---------- ---------- ------- --------- ----

3M COMPANY               COM STK      88579Y101      286     2,220       Sh              Sole         N/A       2,220
                         USD0.01


ABBOTT LABORATORIES      COM STK      002824100      687    15,704       Sh              Sole         N/A      15,704
                         NPV


AFFILIATED COMPUTER      CLASS A      008190100    9,680   211,685       Sh              Sole         N/A     211,685
SERVICES INC             COM STK
                         USDO.01


ALCOA INC                COM STK      013817101    2,047    80,257       Sh              Sole         N/A      80,257
                         USD1


ALLTEL CORP              COM STK      020039103    5,442   112,860       Sh              Sole         N/A     112,860
                         USD1


ALTRIA GROUP INC         COM STK      02209S103    1,741    38,325       Sh              Sole         N/A      38,325
                         USD0.333


AMERICAN EXPRESS CO      COM          025816109   11,476   274,470       Sh              Sole         N/A     274,470
                         USD0.20


AMERICAN INTERNATIONAL   COM STK      026874107      364     6,602       Sh              Sole         N/A       6,602
GROUP INC                USD2.50


AMERICREDIT CORP         COM STK      03060R101      732    85,639       Sh              Sole         N/A      85,639
                         USD0.01


AMGEN INC.               COM STK      031162100   14,932   224,740       Sh              Sole         N/A     224,740
                         USD0.000
                         1


ANHEUSER-BUSCH COS INC   COM STK      035229103    1,026    20,090       Sh              Sole         N/A      20,090
                         USD1


AOL TIME WARNER INC      COM STK      00184A105    4,271   265,430       Sh              Sole         N/A     265,430
                         USDO.01


AON CORP                 COM STK      037389103      915    38,000       Sh              Sole         N/A      38,000
                         USD1


APPLIED INDUSTRIAL       COM STK      03820C105      214    10,125       Sh              Sole         N/A      10,125
TECHNOLOGIES INC         NPV


APPLIED MATERIALS INC    COM STK      038222105    5,856   369,200       Sh              Sole         N/A     369,200
                         USD0.01


AT&T WIRLESS SERVICES    COM STK      00209A106      370    45,109       Sh              Sole         N/A      45,109
GROUP                    USD0.01


AU OPTRONICS CORPN       ADS EACH     002255107      573    82,740       Sh              Sole         N/A      82,740
                         REPR 10
                         COM (SPON)


BANK OF AMERICA          COM STK      060505104    9,220   116,665      Sh               Sole         N/A     116,665
CORPORATION              USD0.01


BAUSCH & LOMB INC        COM STK      071707103      669    17,848      Sh               Sole         N/A      17,848
                         USD0.40


BEAR STEARNS COMPANIES   COM STK      073902108      217     3,000      Sh               Sole         N/A       3,000
INC                      USD1


BERKSHIRE HATHAWAY INC   CNV          084670108      653         9      Sh               Sole         N/A           9
                         CLASS'A'USD5


BP SECURITY              ADR-EACH     055622104      261     6,220      Sh               Sole         N/A       6,220
                         CNV INTO
                         6 ORD
                         USD0.25(MGT)


BRISTOL-MYERS SQUIBB CO  COM STK      110122108      263     9,705      Sh               Sole         N/A       9,705
                         USD0.10


CAMPBELL SOUP CO         CAP STK      134429109      802    32,724      Sh               Sole         N/A      32,724
                         USD0.0375


CHEVRON TEXACO           COM STK      166764100    2,386    33,034      Sh               Sole         N/A      33,034
CORPORATION              USD0.75


CISCO SYSTEMS INC        COM          17275R102      234    14,030      Sh               Sole         N/A      14,030
                         USD0.001


CITIGROUP INC            COM          172967101    1,045    24,423      Sh               Sole         N/A      24,423
                         USD0.01


COCA-COLA CO             COM STK      191216100    3,108    66,971      Sh               Sole         N/A      66,971
                         USD0.25


COLGATE-PALMOLIVE CO     COM STK      194162103   10,441   180,165      Sh               Sole         N/A     180,165
                         USD1


COMCAST CORPORATION      'A'SPL       20030N200      705    24,454      Sh               Sole         N/A      24,454
                         COM USD1


COVANCE                  COM STK      222816100    6,530   360,760      Sh               Sole         N/A     360,760
                         USDO.01


DE RIGO SPA              SPON ADR     245334107       35    10,000      Sh               Sole         N/A      10,000
                         EACH REPR
                         1 ORD
                         ITL500


DELL COMPUTERS           COM STK      247025109    5,530   173,015      Sh               Sole         N/A     173,015
                         USD0.01


DOMINION RESOURCES       COM STK      25746U109    4,095    63,715      Sh               Sole         N/A      63,715
INC (VIRGINIA)           NPV


DOVER CORP               COM STK      260003108      472    15,744      Sh               Sole         N/A      15,744
                         USD1


DU PONT(E.I.)DE          COM STK      263534109      250     6,000      Sh               Sole         N/A       6,000
NEMOURS & CO             USD0.30


ELCOM                    COM STK      284434107        4    11,000      Sh               Sole         N/A      11,000
INTERNATIONAL            USD0.01


EXXON MOBIL CORP         COM STK      30231G102   13,791   384,032      Sh               Sole         N/A     384,032
                         NPV


FIRST DATA CORP          COM STK      319963104    9,886   238,558      Sh               Sole         N/A     238,558
                         USD0.01


FUEL-TECH NV             COM STK      359523107      109    19,435      Sh               Sole         N/A      19,435
                         USD0.01


GENERAL ELECTRIC CO      COM STK      369604103    3,013   105,047      Sh               Sole         N/A     105,047
                         USD0.06


GLAXOSMITHKLINE          ADR EACH     37733W105      348     8,581      Sh               Sole         N/A       8,581
                         CNV INTO
                         2 ORD 25P


GOLDMAN SACHS            COM STK      38141G104   10,106   120,665      Sh               Sole         N/A     120,665
GROUP LP


HEWLETT-PACKARD          COM STK      4282336103   6,602   309,970      Sh               Sole         N/A     309,970
FINANCE CO               USDO.01


HONEYWELL                COM STK      438516106      226     8,400      Sh               Sole         N/A       8,400
INTERNATIONAL INC        USD1


INGERSOLL-RAND           COM          G4776G101    9,460   199,915      Sh               Sole         N/A     199,915
CO(BERMUDA)              CLASS'A'
                         USD2


INTEL CORP               COM          458140100    3,480   167,455      Sh               Sole         N/A     167,455
                         USD0.001


INTERNATIONAL BUS MACH   COM STK      459200101    4,271    51,774      Sh               Sole         N/A      51,774
CORP                     USD0.20


J P MORGAN CHASE & CO    COM USD1     46625H100    1,686    49,329      Sh               Sole         N/A      49,329


JANUS CAPITAL GROUP      COM STK      47102X105      300    18,300      Sh               Sole         N/A      18,300
                         USD0.01


JOHNSON & JOHNSON        COM STK      478160104   10,705   207,063      Sh               Sole         N/A     207,063
                         USD1


KOOR INDUSTRIES          ADR-EACH     500507108       41    10,000      Sh               Sole         N/A      10,000
                         REPR 0.20
                         ORD SHS
                         ILS0.001


L3 COMMUNICATIONS        COM STK      502424104    9,403   216,220      Sh               Sole         N/A     216,220
                         USD0.01


LUCENT TECHNOLOGIE       COM STK      549463107       38    18,710      Sh               Sole         N/A      18,710
                         USD0.01


LUXOTTICA GROUP          ADR-EACH     55068R202      421    30,250      Sh               Sole         N/A      30,250
                         CNV INTO
                         1 ORD
                         EUR0.06(BNY)


MACERICH CO              COM STK      554382101      246     7,000      Sh               Sole         N/A       7,000
                         USD0.01


MARSH & MCLENNAN         COM USD1     571748102   13,049   255,506      Sh               Sole         N/A     255,506
COMPANIES INC


MBIA INC                 COM STK      55262C100    4,143    84,975      Sh               Sole         N/A      84,975
                         USD1


MCDONALD'S CORPORATION   COM          580135101      527    23,876      Sh               Sole         N/A      23,876
                         USD0.01


MERCK & CO INC           COM STK      589331107   14,266   235,598      Sh               Sole         N/A     235,598
                         USD0.01


MERRILL LYNCH & CO INC   COM STK      590188108    6,647   142,400      Sh               Sole         N/A     142,400
                         USD1.333


MICROSOFT CORP           COM STK      594918104    9,299   363,104      Sh               Sole         N/A     363,104
                         USD0.0000125


NEWMONT MINING           COM STK      651639106      399    12,300      Sh               Sole         N/A      12,300
CORP


NOKIA OYJ                ADR EACH     654902204      200    12,200      Sh               Sole         N/A      12,200
                         REPR 1
                         EUR0.06
                         SER'A'


NORTEL NETWORKS          COM NPV      656568102       35    12,945      Sh               Sole         N/A      12,945
CORPORATION


OMNICOM GROUP INC        COM STK      681919106    8,194   114,275      Sh               Sole         N/A     114,275
                         USD0.15


ORACLE CORP              COM STK      68389X105      331    27,500      Sh               Sole         N/A      27,500
                         USD0.01


PALL CORP                COM STK      696429307      797    35,422      Sh               Sole         N/A      35,422
                         USD0.10


PEPSICO INC              CAP STK      713448108   16,871   379,132      Sh               Sole         N/A     379,132
                         USD0.0166


PFIZER INC               COM STK      717081103   22,620   662,386      Sh               Sole         N/A     662,386
                         USD0.05


PROCTER & GAMBLE CO      COM STK      742718109    9,472   106,212      Sh               Sole         N/A     106,212
                         NPV


SCHLUMBERGER             COM STK      806857108    5,868   123,355      Sh               Sole         N/A     123,355
LIMITED                  USD0.01


SMURFIT-STONE            COM STK      832727101    1,260    96,673      Sh               Sole         N/A      96,673
CONTAINER CORP           USD0.01


SPRINT CORP              COM STK      852061100      291    20,221      Sh               Sole         N/A      20,221
                         USD2.00(FON
                         GROUP)


ST PAUL COMPANIES INC    COM STK      792860108      301     8,238      Sh               Sole         N/A       8,238
                         NPV


THERMO ELECTRON CORP     COM STK      883556102      313    14,885      Sh               Sole         N/A      14,885
                         USD1


TRAVELERS PROPERTY       COM          89420G406   10,359   656,864      Sh               Sole         N/A     656,864
CASUALTY                 CL'B'USD0.01


TYCO INTERNATIONAL LTD   COM STK      902124106    4,967   261,704      Sh               Sole         N/A     261,704
                         USD0.20


UNITED TECHNOLOGIES      COM STK      913017109   11,712   165,359      Sh               Sole         N/A     165,359
CORP                     USD1


UTSTARCOM INC            COM STK      918076100    5,998   168,612      Sh               Sole         N/A     168,612
                         USD0.001
                         25


VIA NET.WORKS INC        COM STK      925912107       38    38,345      Sh               Sole         N/A      38,345
                         USD0.001


VIACOM INC               NON VTG      925808107    6,141   140,655      Sh               Sole         N/A     140,655
                         COM STK
                         USD0.01
                         CLASS'B'


VIVENDI UNIVERSAL        ADR EACH     92851S204      316    17,120      Sh               Sole         N/A      17,120
                         REPR 1
                         ORD EUR5.5


W.P.STEWART HLDGS        COM STK      G84922106      657       560      Sh               Sole         N/A         560
                         USD2


WACHOVIA CORP            COM STK      929903102      345     8,640      Sh               Sole         N/A       8,640
                         USD3.333
                         1/3


WAL-MART STORES INC      COM STK      931142103    8,125   151,382      Sh               Sole         N/A     151,382
                         USD0.10


WELLS FARGO & CO         COM STK      949746101   11,320   224,605      Sh               Sole         N/A     224,605
                         USD1 2/3


WYETH                    COM          983024100      258     5,670      Sh               Sole         N/A       5,670
                         USD0.333

